Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	615,843	723,995	760,774
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 16.00	$ 15.25	$ 15.59
Number of share options exercisable in share-based payment arrangement	521,538	416,753
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 16.67	$ 16.08
$5.00 to $9.99 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	39,401	124,618
Weighted average remaining contractual life of outstanding share options	3.19	1.47
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 9.89	$ 9.79
Number of share options exercisable in share-based payment arrangement	39,401	85,217
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 9.89	$ 9.74
$10.00 to $14.99 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	352,002	367,764
Weighted average remaining contractual life of outstanding share options	2.30	3.29
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 12.27	$ 12.26
Number of share options exercisable in share-based payment arrangement	257,697	136,148
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 12.25	$ 12.30
$15.00 to $19.99 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	119,370	123,233
Weighted average remaining contractual life of outstanding share options	0.23	1.23
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 15.98	$ 15.98
Number of share options exercisable in share-based payment arrangement	119,370	122,843
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 15.98	$ 15.96
$20.00 and over [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	105,070	108,380
Weighted average remaining contractual life of outstanding share options	1.21	2.21
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 30.84	$ 30.84
Number of share options exercisable in share-based payment arrangement	105,070	72,545
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 30.84	$ 30.84
Bottom of range [Member] | $5.00 to $9.99 [Member]
Statement [Line Items]
Exercise price of outstanding share options	5.00	5.00
Bottom of range [Member] | $10.00 to $14.99 [Member]
Statement [Line Items]
Exercise price of outstanding share options	10.00	10.00
Bottom of range [Member] | $15.00 to $19.99 [Member]
Statement [Line Items]
Exercise price of outstanding share options	15.00	15.00
Bottom of range [Member] | $20.00 and over [Member]
Statement [Line Items]
Exercise price of outstanding share options	20.00	20.00
Top of range [Member] | $5.00 to $9.99 [Member]
Statement [Line Items]
Exercise price of outstanding share options	9.99	9.99
Top of range [Member] | $10.00 to $14.99 [Member]
Statement [Line Items]
Exercise price of outstanding share options	14.99	14.99
Top of range [Member] | $15.00 to $19.99 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 19.99	$ 19.99